SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 ---------------


                                  DWS GNMA Fund
                        DWS Inflation Protected Plus Fund
                    DWS Strategic Government Securities Fund

Effective March 4, 2010, Matthew F. MacDonald will no longer serve as a portfolio manager of the above-listed funds. All references to Mr. MacDonald are hereby deleted.

The following person is added to the portfolio management team, as reflected in the "MANAGEMENT" section of each fund's prospectus.

Ohn Choe, CFA. Associate of Deutsche Asset Management and Portfolio Manager of the fund. Joined the fund in 2010.

o  Portfolio Manager for Retail Fixed Income: New York.
o  Joined Deutsche Asset Management in 2005.
o  BSBA, Georgetown University.



               Please Retain This Supplement for Future Reference


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                                                             Deutsche Bank Group

March 4, 2010
STAT-3600